REVENUE - Schedule of Revenue by Monetization Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 127,182	$ 108,652	$ 76,507
Performance marketing, domain names and related websites
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	101,078	87,824	61,102
Subscription
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	8,367	7,652	6,438
Advertising & other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 17,737	$ 13,176	$ 8,967